OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)		3 Months Ended
	May 01, 2021	Jun. 30, 2022
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)
2023		$ 20,141
2024		28,056
2025		28,165
2026		28,165
2027		2,347
Total undiscounted lease payments		106,874
Less: inputed interest		(20,855)
Lease liability	$ 100,877	$ 86,019